Other assets and liabilities - Additional information (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2023
Disclosure Of Detailed Information About Other Assets And Liabilities [Line Items]
Value added tax receivables		€ 847		€ 755
Current value added tax receivables		711		637
Current tax credits related to renovation of residential buildings and energy saving		1,210		812
Non-current tax credits related to renovation of residential buildings and energy saving		2,298		2,247
Reimbursement receivable for past environmental expenses, net of discounting factor		732
Gas volume prepayments, current		3
Gas volume prepayments, non-current		295		307
Non-current receivables for investing activities		144		205
Prepaid electronic fuel vouchers		331		292
Advances received from customers for future gas supplies		65		10
Excise duties and consumer taxes		895		1,034
Current value added tax payables		405		326
Liabilities for prepaid revenues and income		315		343
Non-current cautionary deposits		265		286
Value of gas not withdrawn by customers due to triggering of take-or-pay clause		303		260
Payables related to investing activities		96		101
Current liabilities for prepaid revenues and income		194		134
Non-current payables to factoring companies connected with the tax credit transfer		2,104		2,040
Change in non‐controlling interest		588	€ 477
within 1 year
Disclosure Of Detailed Information About Other Assets And Liabilities [Line Items]
Value of gas not withdrawn by customers due to triggering of take-or-pay clause				131
Gas and electricity
Disclosure Of Detailed Information About Other Assets And Liabilities [Line Items]
Non-current cautionary deposits		207		213
Engie SA
Disclosure Of Detailed Information About Other Assets And Liabilities [Line Items]
Advances received		218		275
Current advances received		55		56
Eni Plenitude Spa SB | Energy Infrastructure Partners (EIP)
Disclosure Of Detailed Information About Other Assets And Liabilities [Line Items]
Percentage of ownership interest divested	7.60%
Change in non‐controlling interest	€ 588
Book value of put option	€ 392
Societa Oleodotti Meridionali SpA
Disclosure Of Detailed Information About Other Assets And Liabilities [Line Items]
Advances received		486		469
Exploration & Production
Disclosure Of Detailed Information About Other Assets And Liabilities [Line Items]
Underlifting positions		318		295
Current overlifting imbalances		€ 396		€ 312